Segment Reporting (Details)	9 Months Ended	12 Months Ended
	Jun. 30, 2025 segment	Sep. 30, 2024
Segment Reporting [Abstract]
Number of operating segment	1	1
Description of segment reporting	The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief executive officer